Share-based payment arrangements - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Sep. 21, 2017 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unrecognized share-based payments | $	$ 194,105
Share-based payment expense, recognition period (in years)	4 years
Weighted average basis of share-based payment expense recognition period (in years)	10 months 24 days
Number of options outstanding (in shares)	8,594,289	8,847,218	6,970,505
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share units granted (in shares)	3,067,155	972,714
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share units granted (in shares)	383,262	1,395,169
Maximum payout of units (in percent)	2
Potential additional shares that could be issued (in shares)	383,262
Expected volatility of share price (percent)	32.50%
Omnibus Incentive Plan | Options | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)	5 years
Omnibus Incentive Plan | Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)	3 years
Omnibus Incentive Plan | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)	3 years
Legacy Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorized for issuance				11,704,100
Legacy Option Plan | Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)	5 years
Equity award term (in years)	10 years
Key management personnel
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding (in shares)	4,368,267	5,351,140